Invested Assets and Investment Income - Summary of Fair Values Categorized by the Fair Value Hierarchy (Detail) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Carrying value [Member]
Disclosure of financial assets [Line Items]
Carrying value	CAD 93,980	CAD 90,995
Carrying value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Carrying value	44,742	44,193
Carrying value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Carrying value	32,132	29,729
Carrying value [Member] | Policy loans [Member]
Disclosure of financial assets [Line Items]
Carrying value	5,808	6,041
Carrying value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,737	1,745
Carrying value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Carrying value	1,281	1,376
Carrying value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Carrying value	8,280	7,911
Fair value [Member]
Disclosure of financial assets [Line Items]
Total fair value	99,246	95,689
Fair value [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	46,065	45,665
Fair value [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	34,581	31,459
Fair value [Member] | Policy loans [Member]
Disclosure of financial assets [Line Items]
Total fair value	5,808	6,041
Fair value [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,742	1,746
Fair value [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	2,448	2,524
Fair value [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	8,602	8,254
Level 1 [Member]
Disclosure of financial assets [Line Items]
Total fair value	88	54
Level 1 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	88	54
Level 2 [Member]
Disclosure of financial assets [Line Items]
Total fair value	36,064	33,860
Level 2 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	28,514	26,073
Level 2 [Member] | Policy loans [Member]
Disclosure of financial assets [Line Items]
Total fair value	5,808	6,041
Level 2 [Member] | Loans to Bank clients [Member]
Disclosure of financial assets [Line Items]
Total fair value	1,742	1,746
Level 3 [Member]
Disclosure of financial assets [Line Items]
Total fair value	63,094	61,775
Level 3 [Member] | Mortgages [Member]
Disclosure of financial assets [Line Items]
Total fair value	46,065	45,665
Level 3 [Member] | Private placements [Member]
Disclosure of financial assets [Line Items]
Total fair value	6,067	5,386
Level 3 [Member] | Real estate own use property [Member]
Disclosure of financial assets [Line Items]
Total fair value	2,448	2,524
Level 3 [Member] | Other invested assets [Member]
Disclosure of financial assets [Line Items]
Total fair value	CAD 8,514	CAD 8,200